Consolidated Interim Statement of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Loss for the period	£ (22,557)	£ (7,175)
Adjustments to cash flows from non-cash items
Depreciation and amortization	330	251
Depreciation on right of use assets	70	70
Finance costs	37	59
Related party finance costs	483
Share based payment transactions	76
Expense recognized on issue of Z shares at below fair value	16,739
Adjustments to cash flows from non-cash items	(4,822)	(6,795)
(Increase)/decrease in trade and other receivables	(7,654)	619
Increase/(decrease) in trade and other payables	2,160	(302)
Cash generated from operations	(10,316)	(6,478)
Income taxes paid	(4)
Net cash flows used in operating activities	(10,320)	(6,478)
Cash flows from investing activities
Acquisitions of property plant and equipment	(147)	(44)
Acquisition of intangible assets	(349)	(159)
Net cash flows used in investing activities	(496)	(203)
Cash flows from financing activities
Proceeds from related party borrowings	2,208
Proceeds from issue of convertible notes	25,000
Payments to finance lease creditors	(87)	(87)
Movement in net parent investment		7,255
Net cash flows generated from financing activities	27,121	7,168
Net increase in cash and cash equivalents	16,305	487
Cash and cash equivalents at January 1	839	1,029
Cash and cash equivalents at June 30	£ 17,144	£ 1,516